INTELLECTUAL PROPERTY/ LICENSING RIGHTS (Details)	Dec. 31, 2017 USD ($)
Licensing Rights Details Abstract
2018	$ 18,630
2019	16,667
2020	16,667
2021	16,667
2022 and thereafter	183,332
Total	$ 251,963